                          SUPPLEMENT TO PROSPECTUS FOR
                               JOHN HANCOCK TRUST
                   (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
                                DATED MAY 1, 2004

FINANCIAL SERVICES TRUST

         Effective March 1, 2005, the Financial Services Trust is reclassified as a non-diversified portfolio. The definition of non-diversified and the risks of associated with such a portfolio are set forth in the prospectus under "Risks of Investing in Certain Types of Securities."

RECLASSIFICATION OF INVESTMENT OBJECTIVE OF EACH PORTFOLIO

         Effective March 1, 2005, the investment objective of each portfolio of the Trust is reclassified as "non-fundamental" meaning that it may be changed by the Board of Trustees without shareholder approval.

PORTFOLIO REORGANIZATIONS

         On March 1, 2005, the shareholders of each Acquired Portfolio set forth below approved an Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of the Acquired Portfolio by and in exchange for shares of the Acquiring Portfolio.



       ACQUIRED PORTFOLIO                       ACQUIRING PORTFOLIO
       1.  Strategic Growth Trust       into    U.S. Global Leaders Growth Trust
       2.  Small Company Blend Trust    into    Small Cap Opportunities Trust
       3.  Overseas Trust               into    International Value Trust
       4.  Equity Index Trust           into    500 Index Trust B*
       5.  Diversified Bond Trust       into    Active Bond Trust*
       7.  Aggressive Growth Trust      into    Mid Cap Stock Trust

*The 500 Index Trust B and the Active Bond Trust are new portfolios. The Trust does not intend to sell any shares of these portfolios prior to the effective time of the reorganizations.

         It is expected that the reorganizations will take place immediately after the close of business on April 29, 2005.

LIFESTYLE TRUSTS

         Rule 12b-1 Plans. On March 1, 2005, Series I and Series II shareholders of each Lifestyle Trust approved Rule 12b-1 plans for Series I and Series II shares, respectively.

         The Lifestyle Series I Rule 12b-1 plan provides that the Series I shares of each Lifestyle Trust will be subject to a 12b-1 fee at a maximum annual rate of 0.15% of the portfolio's average daily net assets attributable to the class. The Lifestyle Series II Rule 12b-1 plan provides that the Series II shares of each Lifestyle Trust will be subject to a 12b-1 fee at a maximum annual rate of 0.35% of the portfolio's average daily net assets attributable to the class.

         In connection with the implementation of these changes to the Lifestyle Trust Series I and Series II Rule 12b-1 fees, each Lifestyle Trust will commence investing in NAV shares of the Underlying Portfolios. These changes will occur on March 1, 2005.

         Advisory Fee. On March 1, 2005, shareholders of each Lifestyle Trust approved a decrease in the advisory fees for each Lifestyle Trust. The new rates which are effective March 1, 2005 are set forth below. These rates are stated as an annual percentage of the current value of the aggregate net assets of all the Lifestyle Trusts and are applied to the assets of each Lifestyle Trust.

                         Lifestyle Trusts Advisory Fees
             (Rates Applied Separately to Assets of All Portfolios)

                       0.050% of the first $7.5 billion; and
                       0.040% of the excess over $7.5 billion

         Revised Expense Table. The following table sets forth the fees and expenses (as a percentage of average net assets) of the Series I, Series II and Series III shares of each of the Lifestyle Trusts reflecting (a) the decrease in advisory fees, (b) the changes to the Rule 12b-1 fees for Series I and Series II shares of each Lifestyle Trust discussed above and (c) the investment by the Lifestyle Trusts in NAV shares and assuming that these changes had been effective for the fiscal year ended December 31, 2004.

         The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

                            ANNUAL PORTFOLIO EXPENSES

                                                                       TOTAL FUND
                                  MANAGEMENT      12B-1     OTHER       ANNUAL
          PORTFOLIO                 FEES          FEES     EXPENSES*    EXPENSES
Lifestyle Aggressive 1000
           --Series I                0.05%       0.15%       0.92%       1.12%
           --Series II               0.05%       0.35%       0.92%       1.32%
           --Series III              0.05%       0.15%       2.75%       2.95%
Lifestyle Growth 820
           --Series I                0.05%       0.15%       0.85%       1.05%
           --Series II               0.05%       0.35%       0.85%       1.25%
           --Series III              0.05%       0.15%       1.63%       1.83%
Lifestyle Balanced 640
           --Series I                0.05%       0.15%       0.80%       1.00%
           --Series II               0.05%       0.35%       0.80%       1.20%
           --Series III              0.05%       0.15%       1.96%       2.16%
Lifestyle Moderate 460
           --Series I                0.05%       0.15%       0.77%       0.97%
           --Series II               0.05%       0.35%       0.77%       1.17%
           --Series III              0.05%       0.15%       1.41%       1.61%
Lifestyle Conservative 280
           --Series I                0.05%       0.15%       0.69%       0.89%
           --Series II               0.05%       0.35%       0.69%       1.09%
           --Series III              0.05%       0.15%       2.69%       2.89%

----------

* "Other Expenses" reflects the expenses of Underlying Portfolios as well as the expenses of the Lifestyle Trusts. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. This voluntary expense reimbursement may be terminated at any time and is not reflected in the table.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and Series III shares of the Lifestyle Trusts. The example assumes that a shareholder invests $10,000 in the particular class of shares for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES.


           PORTFOLIO                  1 YEAR     3 YEARS    5 YEARS   10 YEARS
Lifestyle Aggressive 1000
           --Series I                 $  114     $  356     $  617     $1,363
           --Series II                   134        418        723      1,590
           --Series III                  298        913      1,552      3,271

Lifestyle Growth 820
           --Series I                 $  107     $  334     $  579     $1,283
           --Series II                   127        397        686      1,511
           --Series III                  186        576        990      2,148

Lifestyle Balanced 640
           --Series I                 $  102     $  318     $  552     $1,225
           --Series II                   122        381        660      1,455
           --Series III                  219        676      1,159      2,493

Lifestyle Moderate 460
           --Series I                 $   99     $  309     $  536     $1,190
           --Series II                   119        372        644      1,420
           --Series III                  164        508        876      1,911

Lifestyle Conservative 280
           --Series I                 $   91     $  284     $  493     $1,096
           --Series II                   111        347        601      1,329
           --Series III                  292        895      1,523      3,214

         On April 29, 2005, in connection with the increase in advisory fees (and decrease in Rule 12b-1 fees) discussed below, the Trust will decrease the Rule 12b-1 fee assessed for Series I and Series II of each Lifestyle Trust to 0.05% and 0.25%, respectively.

ADVISORY FEE  AND RULE 12B-1 FEE CHANGES

(all Trust portfolios except the Equity Index Trust, the Lifestyle Trusts and the American Trusts*)

         On March 1, 2005, shareholders of the Trust approved increases in advisory fees for portfolios of the Trust as reflected in the table below. These increases will be effective April 29, 2005. The advisory fee increases will be accompanied by a corresponding decrease of 0.10% in the Rule 12b-1 fees for each portfolio of the Trust as set forth in the table below.

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2004)


                     MANAGEMENT
TRUST PORTFOLIO         FEES              12B-1 FEES             OTHER EXPENSES              TOTAL TRUST ANNUAL EXPENSES
---------------     ------------  -------------------------   --------------------       ------------------------------------
                                                                 NAV,
                                   SERIES   SERIES   SERIES   SERIES I &    SERIES                  SERIES   SERIES   SERIES
                                      I       II       III     SERIES II     III(F)       NAV          I       II       III
----------------     -----------   ------   ------   ------   ----------    -------      -----      ------   ------   ------
Science &
  Technology          1.04%(C)     0.05%    0.25%     0.40%    0.07%         1.77%       1.11%      1.16%    1.36%    3.21%
Pacific Rim           0.80%        0.05%    0.25%     0.40%    0.28%         4.14%       1.08%      1.13%    1.33%    5.34%
Health Sciences       1.05%(C)     0.05%    0.25%     0.40%    0.11%         3.93%       1.16%      1.21%    1.41%    5.38%
Emerging Growth       0.80%        0.05%    0.25%     0.40%    0.07%         3.12%       0.87%      0.92%    1.12%    4.32%
Aggressive            0.95%        0.05%    0.25%     0.40%    0.08%         0.08%       1.03%      1.08%    1.28%    1.43%
  Growth


                     MANAGEMENT
TRUST PORTFOLIO         FEES              12B-1 FEES             OTHER EXPENSES                TOTAL TRUST ANNUAL EXPENSES
---------------     ------------  -------------------------   --------------------       ---------------------------------------
                                                                 NAV,
                                   SERIES   SERIES   SERIES   SERIES I &    SERIES                  SERIES     SERIES    SERIES
                                      I       II       III     SERIES II     III(F)       NAV          I         II        III
----------------     -----------   ------   ------   ------   ----------    -------      -----      ------     ------    ------
Emerging
  Small Company      1.00%         0.05%    0.25%    0.40%    0.06%         3.46%        1.06%       1.11%     1.31%      4.86%
Small Company
  Blend              1.00%         0.05%    0.25%     N/A     0.09%          N/A         1.09%       1.14%     1.34%       N/A
Small Company(A)     1.05%         0.05%    0.25%    0.40%    0.57%(B)      0.67%(B)     1.62%(D)    1.67%(D)  1.87%(D)   2.12%
Dynamic Growth       0.95%         0.05%    0.25%     N/A     0.07%          N/A         1.02%       1.07%     1.27%       N/A
Mid Cap Stock        0.86%         0.05%    0.25%    0.40%    0.05%         0.98%        0.91%       0.96%     1.16%      2.24%
Natural
  Resources          1.01%         0.05%    0.25%    0.40%    0.07%         1.46%        1.08%       1.13%     1.33%      2.87%
All Cap Growth       0.89%         0.05%    0.25%    0.40%    0.06%         0.06%        0.95%       1.00%     1.20%      1.35%
Strategic            0.80%         0.05%    0.25%     N/A     0.07%          N/A         0.87%       0.92%     1.12%       N/A
  Opportunities
Financial
  Services(G)        0.88%(G)      0.05%    0.25%    0.40%    0.08%         3.55%        0.96%       1.01%     1.21%      4.83%
International
  Stock              0.95%         0.05%    0.25%    0.40%    0.16%         0.16%        1.11%       1.16%     1.36%      1.51%
Overseas             0.90%         0.05%    0.25%    0.40%    0.17%         0.17%        1.07%       1.12%     1.32%      1.47%
International
  Small Cap          1.00%         0.05%    0.25%    0.40%    0.19%         2.17%        1.19%       1.24%     1.44%      3.57%
International
  Value              0.87%(E)      0.05%    0.25%    0.40%    0.15%         0.17%        1.02%       1.07%     1.27%      1.44%
Quantitative
  Mid Cap            0.75%         0.05%    0.25%     N/A     0.09%          N/A         0.84%       0.89%     1.09%       N/A
Mid Cap Core         0.90%         0.05%    0.25%    0.40%    0.16%         0.16%        1.06%       1.11%     1.31%      1.46%
Global               0.85%E        0.05%    0.25%    0.40%    0.15%         4.28%        1.00%       1.05%     1.25%      5.53%
Strategic
  Growth             0.85%         0.05%    0.25%    0.40%    0.07%         1.85%        0.92%       0.97%     1.17%      3.10%
Capital
  Appreciation       0.85%         0.05%    0.25%    0.40%    0.07%         0.07%        0.92%       0.97%     1.17%      1.32%
U.S. Global
  Leaders
  Growth(A)          0.71%         0.05%    0.25%    0.40%    0.73%(A)      0.76%(B)     1.44%(D)    1.49%(D)  1.69%(D)   1.87%
Quantitative
  All Cap            0.71%         0.05%    0.25%    0.40%    0.05%         0.66%        0.76%       0.81%     1.01%      1.77%
All Cap Core         0.80%         0.05%    0.25%     N/A     0.07%          N/A         0.87%       0.92%     1.12%       N/A
Large Cap
  Growth             0.85%         0.05%    0.25%     N/A     0.06%          N/A         0.91%       0.96%     1.16%       N/A
Blue Chip
  Growth             0.82%(C)      0.05%    0.25%    0.40%    0.04%         1.47%        0.86%       0.91%     1.11%      2.69%
U.S. Large Cap       0.82%         0.05%    0.25%    0.40%    0.06%         0.06%        0.88%       0.93%     1.13%      1.28%
Core Equity(A)       0.85%         0.05%    0.25%    0.40%    0.06%(B)      0.06%(B)     0.91%       0.96%     1.16%      1.31%
Strategic Value      0.85%         0.05%    0.25%    0.40%    0.09%         0.09%        0.94%       0.99%     1.19%      1.34%
Large Cap Value      0.85%         0.05%    0.25%    0.40%    0.13%         0.13%        0.98%       1.03%     1.23%      1.38%
Classic Value
  (A)                0.87%         0.05%    0.25%     N/A     0.56%(B)       N/A         1.43%(D)    1.48%(D)  1.68%(D)    N/A
Utilities            0.85%         0.05%    0.25%    0.40%    0.25%         5.78%        1.10%       1.15%     1.35%      7.03%
Real Estate
  Securities         0.70%         0.05%    0.25%    0.40%    0.05%         1.35%        0.75%       0.80%     1.00%      2.45%
Small Cap
  Opportunities      1.00%         0.05%    0.25%    0.40%    0.08%         0.08%        1.08%       1.13%     1.33%      1.48%
Small Company
  Value              1.04%         0.05%    0.25%    0.40%    0.01%         0.01%        1.05%       1.10%     1.30%      1.45%
Special Value        1.00%         0.05%    0.25%    0.40%    0.28%         1.99%        1.28%       1.33%     1.53%      3.39%
Mid Cap Value        0.87%         0.05%    0.25%    0.40%    0.05%         0.88%        0.92%       0.97%     1.17%      2.15%
Value                0.74%         0.05%    0.25%     N/A     0.06%          N/A         0.80%       0.85%     1.05%       N/A
All Cap Value        0.84%         0.05%    0.25%    0.40%    0.06%         1.62%        0.90%       0.95%     1.15%      2.86%


                     MANAGEMENT
TRUST PORTFOLIO         FEES              12B-1 FEES             OTHER EXPENSES                TOTAL TRUST ANNUAL EXPENSES
---------------     ------------  -------------------------   --------------------       ---------------------------------------
                                                                 NAV,
                                   SERIES   SERIES   SERIES   SERIES I &    SERIES                  SERIES     SERIES    SERIES
                                      I       II       III     SERIES II    III(F)        NAV          I         II        III
----------------     -----------   ------   ------   ------   ----------    ------       -----      ------     ------    ------
Equity Index         0.25%          N/A      N/A      N/A     0.23%           N/A         N/A       0.48%       N/A        N/A
Fundamental
  Value(G)           0.84%(I)      0.05%    0.25%    0.40%    0.05%          1.57%       0.89%      0.94%      1.14%      2.81%
Growth & Income      0.65%         0.05%    0.25%    0.40%    0.04%          1.21%       0.69%      0.74%      0.94%      2.26%
Great
  Companies --
  America            0.85%          N/A     0.25%     N/A     1.02%           N/A         N/A        N/A       2.12%       N/A
Quantitative
  Value(A)           0.70%         0.05%    0.25%    0.40%    0.08%(B)       0.08%       0.78%      0.83%      1.03%      1.18%
Equity-Income        0.81%(C)      0.05%    0.25%    0.40%    0.05%          1.61%       0.86%      0.91%      1.11%      2.82%
Income & Value       0.79%         0.05%    0.25%     N/A     0.04%           N/A        0.83%      0.88%      1.08%       N/A
Global
  Allocation         0.85%         0.05%    0.25%    0.40%    0.20%          0.20%       1.05%      1.10%      1.30%      1.45%
High Yield           0.68%         0.05%    0.25%    0.40%    0.07%          1.28%       0.75%      0.80%      1.00%      2.36%
Strategic Bond       0.70%         0.05%    0.25%    0.40%    0.08%          1.54%       0.78%      0.83%      1.03%      2.64%
Strategic
  Income(A)          0.73%         0.05%    0.25%     N/A     0.46%(B)        N/A        1.19%      1.24%      1.44%       N/A
Global Bond          0.70%         0.05%    0.25%    0.40%    0.10%          1.46%       0.80%      0.85%      1.05%      2.56%
Diversified
  Bond               0.70%         0.05%    0.25%    0.40%    0.08%          0.08%       0.78%      0.83%      1.03%      1.18%
Investment
  Quality Bond       0.60%         0.05%    0.25%    0.40%    0.09%          3.34%       0.69%      0.74%      0.94%      4.34%
Total Return         0.70%         0.05%    0.25%    0.40%    0.05%          1.80%       0.75%      0.80%      1.00%      2.90%
Real Return
  Bond               0.70%         0.05%    0.25%    0.40%    0.07%          1.89%       0.77%      0.82%      1.02%      2.99%
U.S.
  Government
  Securities         0.62%         0.05%    0.25%    0.40%    0.07%          2.67%       0.69%      0.74%      0.94%      3.69%
Money Market         0.48%         0.05%    0.25%    0.40%    0.03%          2.15%       0.51%      0.56%      0.76%      3.03%
Small Cap Index      0.49%         0.05%    0.25%    0.40%    0.03%          1.53%       0.52%      0.57%      0.77%      2.42%
Mid Cap Index        0.49%         0.05%    0.25%    0.40%    0.03%          0.78%       0.52%      0.57%      0.77%      1.67%
Total Stock
  Market Index       0.49%         0.05%    0.25%    0.40%    0.03%         13.31%       0.52%      0.57%      0.77%     14.20%
500 Index            0.46%         0.05%    0.25%    0.40%    0.05%          1.59%       0.51%      0.56%      0.76%      2.45%
Small-Mid Cap        1.05%         0.05%     N/A      N/A     0.13%           N/A         N/A       1.23%       N/A        N/A
International
  Equity Select      1.00%         0.05%     N/A      N/A     0.26%           N/A         N/A       1.31%(D)    N/A        N/A
High Grade Bond      0.66%         0.05%     N/A      N/A     0.17%           N/A         N/A       0.88%(D)    N/A        N/A
Small-Mid Cap
  Growth             0.90%         0.05%     N/A      N/A     1.02%           N/A         N/A       1.97%       N/A        N/A
Select Growth        0.90%         0.05%     N/A      N/A     0.88%           N/A         N/A       1.83%       N/A        N/A
Global Equity
  Select             1.00%         0.05%     N/A      N/A     0.75%           N/A         N/A       1.80%       N/A        N/A
Core Value           0.90%         0.05%     N/A      N/A     0.61%           N/A         N/A       1.56%       N/A        N/A

----------

(A) Commencement of operations -- May 3, 2004

(B) Based on estimates for the current fiscal year.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows:

               Science & Technology Trust ............................         1.01%
               Health Sciences Trust .................................         1.02%
               Blue Chip Growth Trust ................................         0.79%
               Equity-Income Trust ...................................         0.78%


(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be:

NAV SHARES

                                                                        TOTAL TRUST
                                                  OTHER EXPENSES      ANNUAL EXPENSES
                                                  --------------      ---------------
Small Company                                          0.49%             1.54%
U.S. Global Leaders Growth                             0.50%             1.21%
Classic Value                                          0.50%             1.37%

SERIES I

                                                                        TOTAL TRUST
                                                  OTHER EXPENSES      ANNUAL EXPENSES
                                                  --------------      ---------------
Small Company                                      0.49%                 1.59%
U.S. Global Leaders Growth                         0.50%                 1.26%
Classic Value                                      0.50%                 1.42%
International Equity Select                        0.15%                 1.20%
High Grade Bond                                    0.10%                 0.81%

SERIES II

                                                                        TOTAL TRUST
                                                  OTHER EXPENSES      ANNUAL EXPENSES
                                                  --------------      ---------------
Small Company                                      0.49%                 1.79%
U.S. Global Leaders Growth                         0.50%                 1.46%
Classic Value                                      0.50%                 1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fee for the Global Trust and the International Value Trust was 0.80% and 0.80%, respectively. These advisory fee waivers may be rescinded at any time.

(F) The Adviser has voluntarily agreed to reimburse certain "Other Expenses" of Series III shares. This voluntary expense reimbursement may be terminated at any time. The expenses reflected in the table above are absent reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be:

                                   SERIES III

                                                                                   TOTAL TRUST
                                                              OTHER EXPENSES    ANNUAL EXPENSES
                                                              --------------    ---------------
Science & Technology .......................................      0.07%              1.48%
Pacific Rim ................................................      0.28%              1.48%
Health Sciences ............................................      0.11%              1.53%
Emerging Growth ............................................      0.07%              1.27%
Emerging Small Company .....................................      0.06%              1.46%
Small Company Trust ........................................      0.49%              1.94%
Mid Cap Stock ..............................................      0.05%              1.31%
Natural Resources ..........................................      0.07%              1.48%
Financial Services .........................................      0.08%              1.36%
International Small Cap ....................................      0.19%              1.59%
International Value ........................................      0.15%              1.35%
Global .....................................................      0.10%              1.35%
Strategic Growth ...........................................      0.07%              1.32%
U. S. Global Leaders Growth ................................      0.50%              1.61%
Quantitative All Cap .......................................      0.05%              1.16%
Blue Chip Growth ...........................................      0.04%              1.23%
Utilities ..................................................      0.25%              1.50%
Real Estate Securities .....................................      0.05%              1.15%
Special Value ..............................................      0.28%              1.68%
Mid Cap Value ..............................................      0.05%              1.32%
All Cap Value ..............................................      0.06%              1.30%
Fundamental Value ..........................................      0.05%              1.29%
Growth & Income ............................................      0.04%              1.09%
Equity-Income ..............................................      0.04%              1.23%
High Yield .................................................      0.07%              1.15%
Strategic Bond .............................................      0.08%              1.18%
Global Bond ................................................      0.10%              1.20%
Investment Quality Bond ....................................      0.09%              1.09%
Total Return ...............................................      0.05%              1.15%
Real Return Bond ...........................................      0.07%              1.17%
U.S. Government Securities .................................      0.07%              1.09%
Money Market ...............................................      0.03%              0.91%
Small Cap Index ............................................      0.03%              0.92%
International Equity Index .................................      0.06%              1.01%
Mid Cap Index ..............................................      0.03%              0.92%
Total Stock Market Index ...................................      0.03%              0.92%
500 Index ..................................................      0.06%              0.91%

(G) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                                           BETWEEN
                                                                         $50 MILLION
                                                      FIRST                  AND                   EXCESS OVER
PORTFOLIO                                         $50 MILLION *         $500 MILLION*             $500 MILLION*
---------                                         -------------         -------------             -------------
Financial Services........................            0.85%                 0.80%                     0.75%
Fundamental Value.........................            0.85%                 0.80%                     0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows:


Financial Services .....................................................................      0.83%
Fundamental Value.......................................................................      0.79%



                  THE DATE OF THIS SUPPLEMENT IS MARCH 1, 2005.